Non-controlling interests	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Non-controlling interests
20.	Non-controlling interests
Non-controlling
interests related to those shares in Immatics US Inc. which have been provided to The University of Texas M.D. Anderson Cancer Center, Houston/Texas/USA, (“MD Anderson”) based on the restricted stock acquisition agreement described below.
Until June 30, 2020, Immatics and MD Anderson were partners in a Restricted Stock Acquisition Agreement (the “RSAA”). Under the terms of the RSAA, MD Anderson was entitled to additional restricted shares in Immatics US, Inc. based on performance of certain work orders between August 14, 2018 and August 14, 2020. MD Anderson performed services in connection with our clinical trials in our ACT platform. The RSAA was canceled as part of the ARYA Merger (See Note 3).
On July 1, 2020 MD Anderson exchanged all of its 379,420 shares in Immatics US, Inc., that they acquired under the RSAA for 697,431 shares in Immatics N.V. The shares of Immatics N.V. had a fair value at the date of the exchange of $15.15 per share. Immediately prior to the exchange, the carrying amount of the existing 5.14% non-controlling interest in Immatics US Inc. was €0.5 million. The exchange resulted in a decrease of non-controlling interest of €0.5 million and a corresponding increase of share capital and net increase to share premium for the issuance of shares and derecognition of the non-controlling interest. The RSAA was also canceled as of July 1, 2020. Any future services rendered by MD Anderson will be paid in cash.
Loss allocated to the
non-controlling
interest amounted to €0.6 million in 2020, €0.9 million in 2019 and €0.9 million in 2018, respectively.
Non-controlling
interests on equity amounted to €1 million as of December 31, 2019 and €1.2 million as of December 31, 2018.
In total, the Group recognized expenses in relation to MD Anderson’s performance under the RSAA of €0.04 million, €0.7 million and €0.8 million as of December 31, 2020, 2019 and 2018, respectively. A corresponding increase in equity was recognized with an amount of €0.7 million and €0.8 million as of December 31, 2019 and 2018, respectively for vested shares under the agreement.